Additional Financial Information (Consolidated Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounts payable and accrued liabilities:
Accounts payable	$ 31,836	$ 29,640
Accrued payroll and commissions	2,988	3,126
Current portion of employee benefit obligation	1,415	1,528
Accrued participations and residuals	2,708	2,852
Accrued interest	2,454	2,498
Other	7,631	6,312
Total accounts payable and accrued liabilities	$ 49,032	$ 45,956